SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
List of Accounting Policies [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
Below is the estimated effect of transition to IFRS 15 on our Consolidated Statements of Income for the year ended December 31, 2017, all of which pertain to our Wireless segment. Only metrics that are impacted by the IFRS 15 conversion are presented.

		Year ended December 31, 2017
(In billions of dollars)	Note 2(g)	As reported	Estimated effect of transition	Subsequent to transition [1]

Revenue	i	14.1	0.2	14.3

Operating expenses:
Operating costs	ii, iii	8.8	***	8.8
Other non-operating costs		3.0	—	3.0

Income before income tax expense		2.3	0.2	2.5
Income tax expense		0.6	***	0.6

Net income for the year		1.7	0.2	1.9
*** Amounts less than $0.1 billion; these amounts have been excluded from subtotals.

[1]	As a result of IFRS 15 being adopted effective January 1, 2018, we will retrospectively amend our 2017 results in our fiscal 2018 financial filings.

Consolidated Statements of Financial Position
Below is the estimated effect of transition to IFRS 15 on our Consolidated Statements of Financial Position as at January 1, 2017 and as at December 31, 2017.

		As at January 1, 2017			As at December 31, 2017
(in billions of dollars)	Note 2(g)	As reported	Estimated effect of transition	Subsequent to transition [1]	As reported	Estimated effect of transition	Subsequent to transition [1]

Assets
Current assets:
Accounts receivable		1.9	***	1.9	2.0	***	2.0
Inventories	iii	0.3	0.1	0.4	0.3	0.1	0.4
Current portion of contract assets	i	—	0.7	0.7	—	0.8	0.8
Other current assets	ii	0.2	0.2	0.4	0.2	0.2	0.4
Remainder of current assets		0.2	—	0.2	0.5	—	0.5
Total current assets		2.6	1.0	3.6	3.0	1.1	4.1

Contract assets	i	—	0.4	0.4	—	0.4	0.4
Other long-term assets	ii	0.1	***	0.1	0.1	***	0.1
Remainder of long-term assets		25.6	—	25.6	25.8	—	25.8
Total assets		28.3	1.4	29.7	28.9	1.5	30.4

Liabilities and shareholders’ equity
Current liabilities:
Other current liabilities [2]	iii	0.1	0.1	0.2	—	0.1	0.1
Current portion of contract liabilities [3]	i	0.4	***	0.4	0.3	***	0.3
Remainder of current liabilities		4.6	—	4.6	6.5	—	6.5
Total current liabilities		5.1	0.1	5.2	6.8	0.1	6.9

Deferred tax liabilities		1.9	0.4	2.3	2.2	0.4	2.6
Remainder of long-term liabilities		16.0	—	16.0	13.5	—	13.5
Total liabilities		23.0	0.5	23.5	22.5	0.5	23.0
Shareholders’ equity		5.3	0.9	6.2	6.4	1.0	7.4
Total liabilities and shareholders’ equity		28.3	1.4	29.7	28.9	1.5	30.4
*** Amounts less than $0.1 billion; these amounts have been excluded from subtotals.
1 As a result of IFRS 15 being adopted effective January 1, 2018, we will retrospectively amend our 2017 results in our fiscal 2018 financial filings.

[2]	Previously reported as "current portion of provisions".

[3]	Previously reported as "unearned revenue".